Certain Balance Sheet Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Certain Balance Sheet Items [Abstract]
Depreciation expense for property and equipment	$ 2,000	$ 4,000